Vessel Operating Expenses, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating Expense
Crew wages and related costs	$ 14,845	$ 14,235
Insurance	1,384	1,783
Repairs, maintenance and drydocking costs	1,366	2,723
Spares, stores and provisions	3,410	4,293
Lubricants	1,934	2,017
Taxes	676	728
Miscellaneous	968	1,146
Total	$ 24,583	$ 26,925